(2_FIDELITY_LOGOS)FIDELITY
REAL ESTATE HIGH INCOME FUND II

ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS



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INVESTMENTS                         3   A complete list of the fund's investments with their
                                        market values.

FINANCIAL STATEMENTS                5   Statements of assets and liabilities, operations, and
                                        changes in net assets, as well as financial highlights.

NOTES                               7   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   9   The auditors' opinion.

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THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY,
ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED
BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF
PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON THE FUND, INCLUDING CHARGES AND EXPENSES, CALL JEFF GANDEL AT 617-563-6414 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
FIDELITY REAL ESTATE HIGH INCOME FUND II
INVESTMENTS DECEMBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


NONCONVERTIBLE BONDS - 1.9%
 MOODY'S RATINGS (B) PRINCIPAL VALUE
 (UNAUDITED) AMOUNT (NOTE 1)
MEDIA & LEISURE - 1.9%
LODGING & GAMING - 1.9%
American Skiing Co. 12%,
 7/15/06 (c) (Cost $1,010,000) B3 $ 1,000,000 $ 1,052,500
COMMERCIAL MORTGAGE SECURITIES - 32.9%
ACP Mortgage LP Series F,
 7.4058%, 2/28/28 (c)(d) B  2,386,356  1,995,591
CBA Mortgage Corp.
 Series 1993-C1 Class E,
 7.7732%, 12/25/03 (c)(d) Ba2  3,183,000  2,862,709
CS First Boston Mortgage Securities
 Corp. Series 1994-CFB1 Class E,
 7.7393%, 1/25/28 (c) Ba2  969,573  838,984
Mortgage Capital Funding, Inc.
 Series 1996-MC1 Class G,
 7.15%, 7/15/28 (c) BB  1,850,000  1,481,156
Phoenix Real Estate Securities, Inc.
 Series 1993 Class D-1,
 8 1/4%, 11/25/23 (c) Ba2  1,500,000  1,385,625
Resolution Trust Corp. sequential
 pay Series 1994-C1 Class F,
 8%, 6/25/26 B  2,996,911  2,700,966
Structured Asset Securities Corp. (c):
 Series 1996-C3 Class E,
  8.458%, 6/25/30 -  2,000,000  1,764,375
 Series 1996-CFL Class F,
  7 3/4%, 2/25/28 -  2,500,000  2,285,156
 Series 1996-CFL Class G,
  7 3/4%, 2/25/28 -  3,250,000  2,396,875
 Series 1996-CFL Class J,
  7 3/4%, 2/25/28 -  8,640,510  950,456
TOTAL COMMERCIAL MORTGAGE SECURITIES
 (Cost $18,505,440)   18,661,893
COMPLEX MORTGAGE SECURITIES - 1.7%
PRINCIPAL ONLY STRIPS - 1.7%
Structured Asset Securities Corp. Series
 1996-CFL Class P, 0%, 2/25/28 (c)(e)
 (Cost $954,025) -  3,148,072  944,422
COMMON STOCKS - 40.0%
 SHARES VALUE
  (NOTE 1)
CONSTRUCTION & REAL ESTATE - 39.3%
REAL ESTATE - 1.0%
Catellus Development Corp. (a)  20,000  227,500
Echelon International Corp.   14,700  229,688
Rouse Co. (The)  4,000  127,000
  584,188
REAL ESTATE INVESTMENT TRUSTS - 38.3%
Ambassador Apartments, Inc.   12,000  283,500
Apartment Investment & Management Co.
 Class A (a)  16,200  457,650
Arden Realty Group, Inc.  55,000  1,526,250
Bay Apartment Communities, Inc.  50,000  1,800,000
Bay Meadows Operating Co.   9,600  392,400

 SHARES VALUE
  (NOTE 1)
Beacon Properties Corp.   4,000 $ 146,500
Burnham Pacific Properties, Inc.   15,000  225,000
Cali Realty Corp.  28,750  887,656
Carr Realty Corp.   15,000  438,750
CenterPoint Properties Corp.   7,400  242,350
Columbus Realty Trust (SBI)  5,100  116,025
Crescent Real Estate Equities, Inc.   5,500  290,125
Criimi Mae, Inc. (a)  15,000  193,125
Developers Diversified Realty Corp. (a)  20,000  742,500
Equity Residential Properties Trust (SBI)  48,700  2,008,875
Essex Property Trust, Inc.   15,000  440,625
Excel Realty Trust, Inc.   7,600  192,850
Federal Realty Investment Trust (SBI) (a)  10,000  271,250
Felcor Suite Hotels, Inc.  15,000  530,625
First Industrial Realty Trust, Inc.   20,100  610,538
Glenborough Realty Trust, Inc.  11,400  200,925
Hospitality Properties Trust (SBI)  15,000  435,000
Innkeepers USA Trust  285,000  3,954,375
Liberty Property Trust (SBI)  15,000  386,250
Macerich Co.   15,900  415,388
Meridian Industrial Trust, Inc.   10,000  210,000
Patriot American Hospitality, Inc.  50,000  2,156,250
Prentiss Properties Trust (SBI)  23,400  585,000
Public Storage, Inc.   22,300  691,300
RFS Hotel Investors, Inc.  2,200  43,450
Reckson Associates Realty Corp.   15,000  633,750
Security Capital Atlantic, Inc.  5,000  122,500
Starwood Lodging Trust combined
 certificate (SBI)  100  5,513
Walden Residential Properties, Inc.
 (warrants) (a)  80,000  96,000
  21,732,295
TOTAL CONSTRUCTION & REAL ESTATE   22,316,483
FINANCE - 0.7%
CREDIT & OTHER FINANCE - 0.7%
Security Capital US Realty Class A  30,000  378,900
TOTAL COMMON STOCKS
 (Cost $20,304,132)   22,695,383
NONCONVERTIBLE PREFERRED STOCKS - 3.3%
CONSTRUCTION & REAL ESTATE - 3.3%
REAL ESTATE INVESTMENT TRUSTS - 3.3%
Walden Residential Properties,
 Inc. 9.20% (Cost $1,908,397)  80,000  1,900,000
CASH EQUIVALENTS - 20.2%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a joint
 trading account dated 12/31/96
 due 1/2/97:
  at 6.75%  $ 8,665,248  8,662,000
  at 6.87%   2,839,083  2,838,000
  11,500,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $54,181,994)  $ 56,754,198
LEGEND
1. Non-income producing
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $17,957,849 or 33.9% of net assets.
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 0.0% AAA, AA, A 0.0%
Baa 0.0% BBB 0.0%
Ba 9.0% BB 7.7%
B 1.9% B 8.3%
Caa 0.0% CCC 1.9%
Ca, C 0.0% CC, C 0.0%
  D 0.0%
The percentage not rated by both S&P and Moody's amounted to 14.7%. FMR has determined that unrated debt securities that are lower quality account for 14.7% of the total value of investment in securities.
INCOME TAX INFORMATION
At December 31, 1996, the aggregate cost of investment securities for income tax purposes was $54,181,994. Net unrealized appreciation aggregated $2,572,204, of which $2,804,654 related to appreciated investment securities and $232,450 related to depreciated investment securities.
The fund intends to elect to defer to its fiscal year ending December 31, 1997 approximately $42,000 of losses recognized during the period November 1, 1996 to December 31, 1996.
FIDELITY REAL ESTATE HIGH INCOME FUND II
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



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
 DECEMBER 31, 1996

ASSETS

Investment in securities, at value (including repurchase agreements of $11,500,000) (cost $54,181,994) - See         $ 56,754,198
accompanying schedule

Receivable for investments sold                                                                                       42,513

Dividends receivable                                                                                                  217,947

Interest receivable                                                                                                   434,736

 TOTAL ASSETS                                                                                                        57,449,394

LIABILITIES

Payable to custodian bank                                                                               $ 20,378

Payable for investments purchased                                                                        4,415,135

Accrued management fee                                                                                   26,952

Other payables and accrued expenses                                                                      35,756

 TOTAL LIABILITIES                                                                                                   4,498,221

NET ASSETS                                                                                                           $ 52,951,173

Net Assets consist of:

Paid in capital                                                                                                     $ 50,433,038

Distributions in excess of net investment income                                                                     (12,460
                                                                                                                   )

Accumulated undistributed net realized gain (loss) on investments                                                     (41,609
                                                                                                                    )

Net unrealized appreciation (depreciation) on investments                                                             2,572,204

NET ASSETS, for 4,936,962                                                                                            $ 52,951,173
shares outstanding

NET ASSET VALUE, offering price                                                                                       $10.73
and redemption price per
share ($52,951,173 (divided by)
4,936,962 shares)

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STATEMENT OF OPERATIONS

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
 SEPTEMBER 27, 1996 (COMMENCEMENT OF OPERATIONS)
 TO DECEMBER 31, 1996

INVESTMENT INCOME                                                                           $ 309,524
Dividends

Interest                                                                                     552,084

 TOTAL INCOME                                                                                861,608

EXPENSES

Management fee                                                                   $ 56,258

Transfer agent fees                                                               1,519

Accounting fees and expenses                                                      15,000

Non-interested trustees' compensation                                             11

Custodian fees                                                                    1,213

Registration fees                                                                 15,283

Audit                                                                             16,249

Legal                                                                             2,421

 Total expenses                                                                              107,954

NET INVESTMENT INCOME                                                                        753,654

REALIZED AND UNREALIZED GAIN (LOSS)                                                          (15,299
Net realized gain (loss) on                                                                 )
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                2,572,204

NET GAIN (LOSS)                                                                              2,556,905

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                             $ 3,310,559

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STATEMENT OF CHANGES IN NET ASSETS
      SEPTEMBER 27, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      DECEMBER 31, 1996


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
INCREASE (DECREASE) IN NET ASSETS

Operations                                                                                $ 753,654
Net investment income

 Net realized gain (loss)                                                                  (15,299)

 Change in net unrealized appreciation (depreciation)                                      2,572,204

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                           3,310,559

Distributions to shareholders from net investment income                                   (792,424)

Share transactions                                                                         54,354,999
Net proceeds from sales of shares

 Reinvestment of distributions                                                             733,039

 Cost of shares redeemed                                                                   (4,655,000)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS                   50,433,038

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  52,951,173

NET ASSETS

 Beginning of period                                                                       -

 End of period (including distributions in excess of net investment income of $12,460)    $ 52,951,173

OTHER INFORMATION
Shares

 Sold                                                                                      5,312,257

 Issued in reinvestment of distributions                                                   68,778

 Redeemed                                                                                  (444,073)

 Net increase (decrease)                                                                   4,936,962

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SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

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FINANCIAL HIGHLIGHTS
                          SEPTEMBER 27, 1996
                          (COMMENCEMENT OF
                          OPERATIONS) TO
                          DECEMBER 31, 1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                    $ 10.000

Income from Investment Operations                        .214
Net investment income

 Net realized and unrealized gain (loss)                 .732

 Total from investment operations                        .946

Less Distributions

 From net investment income                              (.216)

Net asset value, end of period                          $ 10.730

TOTAL RETURN B                                           9.52%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                 $ 52,951

Ratio of expenses to average net assets                  1.42%
                                                        A

Ratio of net investment income to average net assets     9.90%
                                                        A

Portfolio turnover rate                                  11%
                                                        A

Average commission rate C                               $ .0442

A ANNUALIZED
B TOTAL RETURN FOR PERIODS OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
C A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX
OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND
COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Real Estate High Income Fund II (the fund) is a fund of Fidelity Covington Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Debt securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned and dividend income is recorded on the ex-dividend date.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $43,396,619 and $736,103, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .60%. For the period, the management fee was equivalent to an annualized rate of .74% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets. ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $4,976 for the period.
5. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 52% of the total outstanding shares. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Covington Trust and the Shareholders of Fidelity Real Estate High Income Fund II:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments (except for Moody's and Standard & Poor's ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund II (a fund of Fidelity Covington Trust) at December 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period September 27, 1996 (commencement of operations) through December 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Real Estate High Income Fund II's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
PRICE WATERHOUSE LLP
Boston, Massachusetts
February 21, 1997
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Robert A. Lawrence, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES